Balance Sheet (Parenthetical)	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Titan Pharmaceuticals Inc [Member]
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	890,345	950,000	950,000
Preferred stock, shares outstanding	890,345	950,000	950,000
Ordinary shares, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares authorized	225,000,000	225,000,000	225,000,000
Ordinary Shares, shares issued	1,330,234	914,234	781,503
Ordinary Shares, shares outstanding	1,330,234	914,234	781,503